Remuneration of Key Management Personnel - Summary of Remuneration Of Directoes And Other Members Of Key Management Personnel (Detail) - SGD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Remuneration Of Key Management Personnel [Abstract]
Short-term employee benefits		$ 10,751	$ 11,677	$ 11,575
Post-employment benefits		384	440	352
Equity-settled share-based payment expenses	[1]	1,718	18,848	5,059
Directors' fees		167	171	42
Key management personnel compensation		$ 13,020	$ 31,136	$ 17,028

[1]	During the year ended December 31, 2023, the equity-settled share-based payment expenses in relation to key management remuneration which had been recognized in previous years amounting to S$10.6 million were reversed (Note 22).